PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Communication Services - 5.9%
Alphabet, Inc. - Class A	517,250	$ 184,208,243
Alphabet, Inc. - Class C	88,890	31,702,619
Baidu, Inc. - ADR (a)	932,360	103,594,520
Ibotta, Inc. - Class A (a)	25,290	606,960
IMAX Corp. (a)	273,500	13,084,240
Live Nation Entertainment, Inc. (a)	46,110	8,029,134
Meta Platforms, Inc. - Class A	23,800	13,249,698
Netflix, Inc. (a)	411,700	29,523,007
Pinterest, Inc. - Class A (a)	725,150	17,410,851
Reddit, Inc. - Class A (a)	18,200	2,560,194
Space Exploration Technologies Corp. - Class A (a)	145,200	15,735,324
Take-Two Interactive Software, Inc. (a)	47,790	11,609,147
Trade Desk, Inc. (The) - Class A (a)	128,375	2,315,885
Warner Music Group Corp. - Class A	14,950	388,102
WildBrain Ltd. - CAD (a)	2,918,980	2,811,016
ZoomInfo Technologies, Inc. (a)	12,300	40,590
		436,869,530

Consumer Discretionary - 9.7%
Alibaba Group Holding Ltd. - ADR	916,400	112,029,900
Amazon.com, Inc. (a)	369,500	100,348,810
Birkenstock Holding PLC (a)	145,600	5,637,632
Boot Barn Holdings, Inc. (a)	45,160	6,728,388
Burlington Stores, Inc. (a)	76,860	28,321,373
Capri Holdings Ltd. (a)	160,460	2,556,128
CarMax, Inc. (a)	521,600	29,866,816
Carvana Co. (a)	184,975	11,535,041
CAVA Group, Inc. (a)	604,450	39,428,274
eBay, Inc.	133,410	15,210,074
Entain PLC - GBP	2,092,333	15,267,111
Flutter Entertainment PLC (a)	109,600	11,449,912
GrowGeneration Corp. (a)	377,300	543,312
Mobileye Global, Inc. - Class A (a)	1,001,700	7,953,498
Norwegian Cruise Line Holdings Ltd. (a)	820,400	15,202,012
Ollie's Bargain Outlet Holdings, Inc. (a)	285,930	21,007,277
Royal Caribbean Cruises Ltd.	71,300	22,694,790
Savers Value Village, Inc. (a)	652,800	6,697,728
SharkNinja, Inc. (a)	42,100	6,810,517
Sony Group Corp. - ADR	4,739,790	110,247,515
Tapestry, Inc.	6,600	1,005,642
Tesla, Inc. (a)	334,420	104,074,848
Ulta Beauty, Inc. (a)	17,000	8,718,110
Wingstop, Inc.	16,000	2,071,840
XPeng, Inc. - ADR (a)	2,617,690	34,029,970
		719,436,518

Consumer Staples - 1.0%
BellRing Brands, Inc. (a)	28,238	349,869
e.l.f. Beauty, Inc. (a)	203,535	16,871,016
Performance Food Group Co. (a)	480,800	54,998,712
		72,219,597

Energy - 0.3%
Devon Energy Corp.	216,745	9,781,702

EOG Resources, Inc.	78,400	11,657,296
		21,438,998

Financials - 4.1%
Capital One Financial Corp.	50,000	10,450,500
CME Group, Inc. - Class A	185,171	49,586,942
Flywire Corp. (a)	1,339,700	21,448,597
Galaxy Digital, Inc. - Class A (a)	253,000	5,315,530
LPL Financial Holdings, Inc.	16,000	5,659,200
MarketAxess Holdings, Inc.	939,220	152,435,406
NMI Holdings, Inc. - Class A (a)	255,310	11,310,233
Progressive Corp. (The)	49,640	10,494,889
Sony Financial Group, Inc. - ADR	351,370	1,693,603
Toast, Inc. - Class A (a)	221,000	7,131,670
Tradeweb Markets, Inc. - Class A	232,160	23,332,080
WEX, Inc. (a)	7,500	1,402,200
		300,260,850

Health Care - 26.0%
Alkermes PLC (a)	534,000	26,160,660
Allogene Therapeutics, Inc. (a)	3,475,270	6,533,508
BeOne Medicines Ltd. - ADR (a)	646,087	204,169,953
Biogen, Inc. (a)	707,650	143,617,568
BioMarin Pharmaceutical, Inc. (a)	1,413,815	84,857,176
BioNTech SE - ADR (a)	897,156	81,264,391
Boston Scientific Corp. (a)	1,180,930	55,184,859
Bridgebio Pharma, Inc. (a)	448,600	35,928,374
Cerus Corp. (a)	781,800	1,680,870
Charles River Laboratories International, Inc. (a)	13,750	3,197,012
DexCom, Inc. (a)	67,000	5,591,150
Edwards Lifesciences Corp. (a)	130,000	11,189,100
Elanco Animal Health, Inc. (a)	586,492	15,465,794
Eli Lilly & Co.	225,634	259,217,365
Glaukos Corp. (a)	1,008,335	168,109,611
Globus Medical, Inc. - Class A (a)	25,550	2,013,084
GRAIL, Inc. (a)	1,579,791	108,310,471
Illumina, Inc. (a)	245,650	50,382,815
Immunocore Holdings PLC - ADR (a)	1,111,200	37,569,672
Immunome, Inc. (a)	3,692,941	84,051,337
Insulet Corp. (a)	66,060	10,923,021
LENZ Therapeutics, Inc. (a)	406,400	2,153,920
LivaNova PLC (a)	801,800	64,256,252
Nektar Therapeutics (a)	172,419	12,184,851
Palvella Therapeutics, Inc. (a)	209,825	29,174,068
Penumbra, Inc. (a)	12,100	3,886,399
Pulmonx Corp. (a)(b)	3,502,001	5,708,262
QIAGEN N.V. - EUR	131,955	5,435,294
Repligen Corp. (a)	62,700	8,841,327
Rhythm Pharmaceuticals, Inc. (a)	1,967,269	195,251,448
Roche Holding AG - CHF	47,005	20,559,055
Septerna, Inc. (a)	824,582	28,406,850
Wave Life Sciences Ltd. (a)	4,111,308	22,653,307
Xencor, Inc. (a)(b)	6,335,377	128,037,969
Zentalis Pharmaceuticals, Inc. (a)	676,400	3,206,136
		1,925,172,929

Industrials - 13.9%
AECOM	1,103,670	79,894,671
Alaska Air Group, Inc. (a)	207,200	9,831,640
Allegiant Travel Co. (a)	25,100	2,461,808

Amentum Holdings, Inc. (a)	768,234	17,054,795
American Airlines Group, Inc. (a)	6,687,880	102,123,928
Array Technologies, Inc. (a)	239,600	1,250,712
Axon Enterprise, Inc. (a)	23,360	12,328,474
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	41,000	321,030
Curtiss-Wright Corp.	120,300	87,097,200
Delta Air Lines, Inc.	1,399,057	122,333,544
FedEx Corp.	33,500	10,297,900
FedEx Freight Holding Co., Inc. (a)	16,750	2,353,878
Frontier Group Holdings, Inc. (a)	340,900	2,301,075
GFL Environmental, Inc.	335,600	13,866,992
Gibraltar Industries, Inc. (a)	95,600	4,040,056
Griffon Corp.	256,007	22,060,123
Jacobs Solutions, Inc.	597,650	80,640,914
JetBlue Airways Corp. (a)	857,800	5,172,534
Lyft, Inc. - Class A (a)	469,350	7,443,891
Nextpower, Inc. - Class A (a)	842,714	75,734,707
Ryanair Holdings PLC - ADR	43,400	2,539,334
Southwest Airlines Co.	1,531,250	68,860,312
TransDigm Group, Inc.	24,600	30,857,748
Uber Technologies, Inc. (a)	60,000	4,221,600
United Airlines Holdings, Inc. (a)	912,300	110,689,359
VSE Corp.	28,500	5,540,115
WillScot Holdings Corp.	552,400	13,412,272
Xometry, Inc. - Class A (a)	1,440,540	123,483,089
XPO, Inc. (a)	42,800	8,601,516
		1,026,815,217

Information Technology - 36.7%
Adobe, Inc. (a)	90,600	22,687,146
Advanced Micro Devices, Inc. (a)	105,600	50,281,440
Ambarella, Inc. (a)	19,100	1,642,600
Applied Materials, Inc.	7,121	3,615,118
AppLovin Corp. - Class A (a)	34,562	13,683,096
Arlo Technologies, Inc. (a)	1,328,700	19,558,464
ASML Holding N.V. - ADR	22,000	35,838,000
Aurora Innovation, Inc. - Class A (a)	2,967,210	19,138,504
Autodesk, Inc. (a)	44,700	10,468,740
Axcelis Technologies, Inc. (a)	575,146	74,987,535
BitMine Immersion Technologies, Inc.	273,300	4,722,624
Broadcom, Inc.	87,620	34,108,714
Credo Technology Group Holding Ltd. (a)	53,700	11,115,363
Crowdstrike Holdings, Inc. - Class A (a)	316,090	60,328,937
Dell Technologies, Inc. - Class C	60,600	24,565,422
Descartes Systems Group, Inc. (The) (a)	139,541	10,487,902
Docusign, Inc. (a)	8,000	438,640
Entegris, Inc.	75,800	9,023,990
Fair Isaac Corp. (a)	22,213	24,944,533
Flex Ltd. (a)	2,608,860	296,757,825
FormFactor, Inc. (a)	419,555	44,556,741
Gitlab, Inc. - Class A (a)	1,350,230	46,596,437
Hewlett Packard Enterprise Co.	242,900	11,634,910
HP, Inc.	141,370	3,855,160
indie Semiconductor, Inc. - Class A (a)(b)	20,741,880	66,996,272
Intuit, Inc.	43,025	13,598,912
Jabil, Inc.	387,000	121,924,350
Keysight Technologies, Inc. (a)	26,600	8,487,528
KLA Corp.	627,790	114,772,568
Marvell Technology, Inc.	160,176	30,042,611
MaxLinear, Inc. (a)	145,800	9,742,356
Micron Technology, Inc.	1,125,755	926,530,138

MongoDB, Inc. (a)	173,466		58,541,306
NetApp, Inc.	264,067		47,135,959
nLIGHT, Inc. (a)	193,403		13,306,126
Nutanix, Inc. - Class A (a)	701,465		41,393,450
NVIDIA Corp.	813,800		163,370,350
Okta, Inc. - Class A (a)	168,900		23,971,977
OSI Systems, Inc. (a)	174,580		38,650,266
Palo Alto Networks, Inc. (a)	161,450		53,573,953
Synaptics, Inc. (a)	227,300		24,393,836
Trimble, Inc. (a)	438,900		24,832,962
Unity Software, Inc. (a)	19,800		627,858
Universal Display Corp.	730,524		58,558,804
Western Digital Corp.	18,900		10,297,476
Zoom Communications, Inc. - Class A (a)	334,600		32,145,022
			2,717,931,921

Materials - 1.4%
Albemarle Corp.	101,800		11,975,752
Ingevity Corp. (a)	54,500		3,984,495
Ivanhoe Electric, Inc. (a)	3,038,113		27,798,734
Ivanhoe Mines Ltd. - Class A - CAD (a)	3,371,900		24,221,588
Perimeter Solutions, Inc. (a)	1,120,810		34,307,994
			102,288,563

Real Estate - 0.1%
Compass, Inc. - Class A (a)	409,600		4,665,344
CoStar Group, Inc. (a)	140,000		4,026,400
			8,691,744

Utilities - 0.0%
Fervo Energy Co. - Class A (a)	81,400		1,834,756
TOTAL COMMON STOCKS (Cost $3,041,408,354)			7,332,960,623

RIGHTS - 0.0%	Shares		Value
Health Care - 0.0%
ABIOMED, Inc. - CVR (Expiration Date 12/31/29) (a)(c)(d)	349,922		356,920
Epizyme, Inc. - CVR (Expiration Date 1/1/28) (a)(c)(d)	10,344,756		0
			356,920
TOTAL RIGHTS (Cost $0)			356,920

SHORT-TERM INVESTMENTS - 1.1%	Shares		Value
Money Market Funds - 1.1%
First American US Treasury Money Market Fund - Class X - 3.62% (e)	33,140,125		33,140,125
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares - 3.58% (e)	24,855,094		24,855,094
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class - 3.56% (e)	24,855,094		24,855,094
			82,850,313
TOTAL SHORT-TERM INVESTMENTS (Cost $82,850,313)			82,850,313

TOTAL INVESTMENTS - 100.2% (Cost $3,124,258,667)			7,416,167,856
Liabilities in Excess of Other Assets - (0.2)%		(0.00153)	(11,314,049)
TOTAL NET ASSETS - 100.0%			$ 7,404,853,807

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt CAD - Canadian Dollars CHF - Swiss Francs CVR - Contingent Value Rights EUR - Euros GBP - British Pound Sterling

(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Investment Advisor, acting as Valuation Designee. These securities represented $356,920 or 0.0% of net assets as of July 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information. Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines the level in which the investment is categorized. These inputs are summarized in the three broad levels below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement

Level 2 -
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 -	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Aggressive	Common Stocks(1)	$7,332,960,623	$-	$—	$7,332,960,623
Growth Fund	Rights(2)	-	-	356,920	356,920
	Short-Term Investments	82,850,313	-	-	82,850,313
	Total Investments	$7,415,810,936	$-	$356,920	$7,416,167,856

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.
(2) Health Care

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

				Aggressive
Rights				Growth Fund
Balance at October 31, 2025				$563,816
Purchases (Received)				-
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in Unrealized Appreciation/Depreciation				(206,896)
Balance at July 31, 2026				$356,920

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.
With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2025	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2026
indie Semiconductor, Inc. - Class A	$106,808,064	$3,057,704	$255,664	$-	$(282,008)	$(42,331,824)	$66,996,272
Pulmonx Corp.	7,204,002	-	138,058	-	(4,631,241)	3,273,559	5,708,262
Xencor, Inc.	93,948,754	440,409	1,472,231	-	(522,467)	35,643,504	128,037,969
Total	$207,960,820	$3,498,113	$1,865,953	$-	$(5,435,716)	$(3,414,761)	$200,742,503